Silent Partnerships (Tables)	12 Months Ended
Dec. 31, 2024
Silent Partnerships [Abstract]
Schedule of Continuity of the Company’s Silent Partnerships

Continuity of the Company’s silent partnerships is as follows:

	3% SPAs	3.5% SPAs	8.5% SPAs (*)	8% SPAs	Total
Balance, December 31, 2022	$537,359	$43,938	$909,703	$417,549	$1,908,549
Issued during the year	-	-	-	-	-
Extinguished during the year	-	-	(507,959)	(418,626)	(926,585)
Gain on debt forgiveness – related party	-	-	(48,667)	-	(48,667)
Accretion	42,063	3,382	20,529	805	66,779
Interest expense	-	-	-	-	-
Effects of currency translation	16,835	1,375	11,608	272	30,090
Balance, December 31, 2023	$596,257	$48,695	$385,214	$-	$1,030,166
Issued during the year	-	-	-	-	-
Extinguished during the year	-	-	-	-	-
Discount	-	-	-	-	-
Accretion	46,026	3,671	12,888	-	62,585
Interest expense	-	-	-	-	-
Effects of currency translation	(35,928)	(2,931)	(22,613)	-	(61,472)
Balance, December 31, 2024	$606,355	$49,435	$375,489	$-	$1,031,279

(*)	see Note 14 – At December 31, 2024 and 2023, $263,353 and $271,354, respectively of the Silent Partnership balances are with a German based bank, which also owns ordinary shares of the Company. Those debts are classified as “related party” in the statement of financial position